Schedule of Investments (unaudited) July 31, 2020	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Convertible Bonds

Aerospace & Defense — 0.2%
Aerojet Rocketdyne Holdings Inc., 2.25%, 12/15/23	$900	$1,480,356

Airlines — 1.8%
Air Canada, 4.00%, 07/01/25(a)	289	300,869
American Airlines Group Inc., 6.50%, 07/01/25	4,000	3,312,000
Copa Holdings SA, 4.50%, 04/15/25(a)	1,000	993,150
GOL Equity Finance SA, 3.75%, 07/15/24(a)	1,050	525,126
Southwest Airlines Co., 1.25%, 05/01/25	9,000	10,493,370

		15,624,515

Apparel — 0.3%
Under Armour Inc., 1.50%, 06/01/24(a)	2,168	2,603,876

Auto Manufacturers — 8.3%
NIO Inc., 4.50%, 02/01/24	2,750	3,901,205
Tesla Inc.
1.25%, 03/01/21	4,975	19,690,155
2.00%, 05/15/24	6,740	31,601,568
2.38%, 03/15/22	3,600	15,739,560

		70,932,488

Auto Parts & Equipment — 0.1%
Meritor Inc., 3.25%, 10/15/37 (Call 10/15/25)	1,000	1,036,460

Banks — 0.9%
Barclays Bank PLC
0.00%, 02/04/25(b)	800	955,600
Series VUN, 0.00%, 02/18/25(b)	900	932,139
BofA Finance LLC
0.13%, 09/01/22	1,000	1,093,750
0.25%, 05/01/23	810	801,924
Deutsche Bank AG/London, 1.00%, 05/01/23	875	855,523
JPMorgan Chase Bank N.A., 0.13%, 01/01/23(a)	2,250	2,684,182

		7,323,118

Biotechnology — 5.3%
AMAG Pharmaceuticals Inc., 3.25%, 06/01/22(c)	650	562,887
Apellis Pharmaceuticals Inc., 3.50%, 09/15/26(a)	800	790,336
BioMarin Pharmaceutical Inc.
0.60%, 08/01/24	1,475	1,779,986
1.25%, 05/15/27(a)	2,687	3,129,065
1.50%, 10/15/20	1,690	2,165,904
Bridgebio Pharma Inc., 2.50%, 03/15/27(a)	2,750	2,628,835
Emergent BioSolutions Inc., 2.88%, 01/15/21	420	378,000
Exact Sciences Corp.
0.38%, 03/15/27	2,925	3,210,334
0.38%, 03/01/28	4,109	4,207,739
1.00%, 01/15/25	1,125	1,647,990
Halozyme Therapeutics Inc., 1.25%, 12/01/24(a)	1,791	2,368,812
Illumina Inc.
0.00%, 08/15/23(b)	2,835	3,189,885
0.50%, 06/15/21	1,975	3,025,502
Insmed Inc., 1.75%, 01/15/25	1,805	1,751,662
Intercept Pharmaceuticals Inc., 3.25%, 07/01/23	1,370	1,080,629
Ionis Pharmaceuticals Inc.
0.13%, 12/15/24(a)	2,450	2,402,740
1.00%, 11/15/21	1,155	1,272,325
Ligand Pharmaceuticals Inc., 0.75%, 05/15/23	2,324	2,124,647
Livongo Health Inc., 0.88%, 06/01/25(a)	1,500	2,771,940
Novavax Inc., 3.75%, 02/01/23	1,125	1,520,663
PTC Therapeutics Inc., 1.50%, 09/15/26(a)	875	992,119
Radius Health Inc., 3.00%, 09/01/24	2,115	1,583,141

Security	Par (000)	Value

Biotechnology (continued)
Retrophin Inc., 2.50%, 09/15/25	$850	$720,103

		45,305,244

Commercial Services — 3.4%
2U Inc., 2.25%, 05/01/25(a)	1,750	3,154,025
Cardtronics Inc., 1.00%, 12/01/20	675	669,850
Chegg Inc.
0.13%, 03/15/25	3,425	5,729,785
0.25%, 05/15/23	1,207	3,639,383
Euronet Worldwide Inc., 0.75%, 03/15/49 (Call 03/20/25)	2,340	2,271,929
FTI Consulting Inc., 2.00%, 08/15/23	1,250	1,656,175
Macquarie Infrastructure Corp., 2.00%, 10/01/23	1,430	1,291,033
Square Inc.
0.13%, 03/01/25(a)	4,156	5,533,132
0.50%, 05/15/23	2,950	5,273,184

		29,218,496

Computers — 2.6%
CyberArk Software Ltd., 0.00% 11/15/24(a)(b)	2,463	2,531,964
Insight Enterprises Inc., 0.75%, 02/15/25(a)	1,556	1,503,750
Lumentum Holdings Inc.
0.25%, 03/15/24	1,645	2,690,249
Series QIB, 0.50%, 12/15/26(a)	4,160	4,867,283
Pure Storage Inc., 0.13%, 04/15/23	1,675	1,682,722
Varonis Systems Inc., 1.25%, 08/15/25(a)	1,000	1,360,010
Western Digital Corp., 1.50%, 02/01/24	4,357	4,223,981
Zscaler Inc., 0.13%, 07/01/25(a)	2,497	2,836,717

		21,696,676

Diversified Financial Services — 0.5%
JPMorgan Chase Financial Co. LLC, 0.25%, 05/01/23(a)	2,050	2,038,315
PRA Group Inc.
3.00%, 08/01/20	675	673,481
3.50%, 06/01/23	1,250	1,321,700

		4,033,496

Electric — 0.4%
NRG Energy Inc., 2.75%, 06/01/48 (Call 06/01/25)	3,032	3,040,490

Electronics — 1.2%
Fortive Corp., 0.88%, 02/15/22	5,375	5,359,305
II VI Inc., 0.25%, 09/01/22	1,582	2,012,589
OSI Systems Inc., 1.25%, 09/01/22	800	774,376
SMART Global Holdings Inc., 2.25%, 02/15/26(a)	700	654,689
Vishay Intertechnology Inc., 2.25%, 06/15/25	1,673	1,609,593

		10,410,552

Energy – Alternate Sources — 0.6%
Enphase Energy Inc., 0.25%, 03/01/25(a)	1,529	1,562,607
NextEra Energy Partners LP, 1.50%, 09/15/20(a)	1,100	1,285,350
SunPower Corp.
0.88%, 06/01/21	865	812,797
4.00%, 01/15/23	1,450	1,264,444

		4,925,198

Engineering & Construction — 0.2%
KBR Inc., 2.50%, 11/01/23	1,200	1,355,928

Entertainment — 0.7%
Live Nation Entertainment Inc.
2.00%, 02/15/25(a)	1,600	1,391,552
2.50%, 03/15/23	2,025	2,126,088
Penn National Gaming Inc., 2.75%, 05/15/26	1,644	2,731,868

		6,249,508

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Products — 3.8%
CONMED Corp., 2.63%, 02/01/24	$1,050	$1,194,018
Envista Holdings Corp., 2.38%, 06/01/25(a)	2,223	2,789,154
Insulet Corp.
0.38%, 09/01/26(a)	1,950	2,243,066
1.38%, 11/15/24	1,703	3,787,029
Integra LifeSciences Holdings Corp., 0.50%, 08/15/25(a)	2,542	2,370,313
LivaNova USA Inc., 3.00%, 12/15/25(a)	1,500	1,587,120
Luminex Corp., 3.00%, 05/15/25(a)	1,000	1,114,840
Natera Inc., 2.25%, 05/01/27(a)	1,000	1,479,010
NuVasive Inc.
0.38%, 03/15/25(a)	2,133	1,974,859
1.00%, 06/01/23(a)	1,786	1,810,075
2.25%, 03/15/21	2,340	2,587,010
Repligen Corp., 0.38%, 07/15/24	1,675	2,424,077
Tandem Diabetes Care Inc., 1.50%, 05/01/25(a)	1,250	1,540,950
Wright Medical Group Inc., 1.63%, 06/15/23	2,725	2,835,662
Wright Medical Group NV, 2.25%, 11/15/21	1,625	2,304,348

		32,041,531

Health Care – Services — 1.2%
Invitae Corp., 2.00%, 09/01/24(a)	1,075	1,312,597
Teladoc Health Inc.
1.25%, 06/01/27(a)	4,000	5,142,480
1.38%, 05/15/25	935	4,153,382

		10,608,459

Holding Companies – Diversified — 0.5%
Ares Capital Corp.
3.75%, 02/01/22	1,390	1,404,581
4.63%, 03/01/24	1,936	1,974,236
Prospect Capital Corp., 4.95%, 07/15/22	725	727,480

		4,106,297

Home Builders — 0.3%
Winnebago Industries Inc., 1.50%, 04/01/25(a)	2,475	2,908,620

Insurance — 0.5%
AXA SA, 7.25%, 05/15/21(a)	2,825	2,688,750
MGIC Investment Corp., 9.00%, 04/01/63(a)	1,575	1,944,763

		4,633,513

Internet — 17.6%
8x8 Inc., 0.50%, 02/01/24	2,250	2,065,725
Baozun Inc., 1.63%, 05/01/24	800	819,912
Booking Holdings Inc.
0.75%, 05/01/25(a)	3,395	4,286,391
0.90%, 09/15/21	3,962	4,223,967
Etsy Inc.
0.00%, 03/01/23(b)	1,100	3,582,392
0.13%, 10/01/26(a)	2,575	3,905,940
Farfetch Ltd., 3.75%, 05/01/27(a)	1,636	2,974,330
FireEye Inc.
0.88%, 06/01/24	2,346	2,313,766
Series B, 1.63%, 06/01/35 (Call 06/01/22)	1,050	1,015,319
iQIYI Inc.
2.00%, 04/01/25	4,428	4,240,120
3.75%, 12/01/23	2,775	2,935,784
JOYY Inc.
0.75%, 06/15/25	2,030	2,143,010
1.38%, 06/15/26	1,700	1,803,649
Match Group Financeco 2 Inc., 0.88%, 06/15/26(a)	2,150	2,959,346
Match Group Financeco 3 Inc., 2.00%, 01/15/30(a)	2,000	2,935,780
Match Group Financeco Inc., 0.88%, 10/01/22(a)	1,850	4,361,838

Security	Par (000)	Value

Internet (continued)
MercadoLibre Inc., 2.00%, 08/15/28	$3,325	$8,693,346
Momo Inc., 1.25%, 07/01/25	3,178	2,572,559
Okta Inc.
0.13%, 09/01/25(a)	4,125	5,614,166
0.38%, 06/15/26(a)	2,199	2,576,392
Palo Alto Networks Inc.
0.38%, 06/01/25(a)	7,600	8,238,096
0.75%, 07/01/23	6,345	7,363,499
Pinduoduo Inc., 0.00% 10/01/24(a)(b)	3,500	7,498,015
Proofpoint Inc., 0.25%, 08/15/24(a)	3,914	4,013,924
Q2 Holdings Inc., 0.75%, 06/01/26	1,025	1,274,916
Snap Inc.
0.25%, 05/01/25(a)	3,500	4,440,625
0.75%, 08/01/26(a)	4,575	5,744,233
Twitter Inc.
0.25%, 06/15/24	4,270	4,420,432
1.00%, 09/15/21	3,135	3,096,440
Wayfair Inc.
0.38%, 09/01/22	1,475	3,770,454
1.00%, 08/15/26(a)	3,300	6,233,964
1.13%, 11/01/24	2,100	4,798,458
Weibo Corp., 1.25%, 11/15/22	3,300	3,146,451
Wix.com Ltd., 0.00% 07/01/23(b)	1,429	2,994,312
Zendesk Inc., 0.63%, 06/15/25(a)	2,500	2,822,600
Zillow Group Inc.
0.75%, 09/01/24(a)	3,125	5,177,875
1.38%, 09/01/26(a)	1,675	2,817,886
1.50%, 07/01/23	1,350	1,549,206
2.00%, 12/01/21	1,340	1,812,725
2.75%, 05/15/25	2,000	2,629,840

		149,867,683

Iron & Steel — 0.3%
Allegheny Technologies Inc., 3.50%, 06/15/25(a)	1,000	942,200
Cleveland-Cliffs Inc., 1.50%, 01/15/25	990	859,587
United States Steel Corp., 5.00%, 11/01/26(a)	1,050	774,806

		2,576,593

Leisure Time — 2.2%
Callaway Golf Co., 2.75%, 05/01/26(a)	700	933,534
Carnival Corp., 5.75%, 04/01/23(a)	5,000	7,258,900
NCL Corp. Ltd.
5.38%, 08/01/25(a)	1,000	928,640
6.00%, 05/15/24(a)	3,000	3,522,300
Royal Caribbean Cruises Ltd., 4.25%, 06/15/23(a)	4,200	4,010,202
Sabre GLBL Inc., 4.00%, 04/15/25(a)	1,700	2,084,319

		18,737,895

Lodging — 1.1%
Caesars Holdings Inc., 5.00%, 10/01/24	3,875	6,302,881
Huazhu Group Ltd.
0.38%, 11/01/22	1,265	1,279,763
3.00%, 05/01/26(a)	1,350	1,424,304

		9,006,948

Machinery — 0.1%
Chart Industries Inc., 1.00%, 11/15/24(a)	925	1,236,031

Media — 3.3%
DISH Network Corp.
2.38%, 03/15/24	3,305	3,032,437
3.38%, 08/15/26	11,240	10,346,982
Liberty Interactive LLC, 1.75%, 09/30/46 (Call 10/05/23)(a)	1,000	1,713,710

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Liberty Latin America Ltd., 2.00%, 07/15/24	$1,931	$1,633,394
Liberty Media Corp.
1.38%, 10/15/23	3,000	3,241,470
2.13%, 03/31/48 (Call 04/07/23)(a)	1,452	1,428,144
2.25%, 12/01/48 (Call 12/02/21)(a)	1,750	1,828,277
2.75%, 12/01/49 (Call 12/01/24)(a)	2,677	2,564,807
Liberty Media Corp-Liberty Formula One, 1.00%, 01/30/23	2,218	2,571,749

		28,360,970

Oil & Gas — 1.4%
Chesapeake Energy Corp., 5.50%, 09/15/26(d)	3,190	146,166
CNX Resources Corp., 2.25%, 05/01/26(a)	1,654	1,660,235
Ensco Jersey Finance Ltd., 3.00%, 01/31/24	2,415	243,432
EQT Corp., 1.75%, 05/01/26(a)	2,080	2,518,818
Nabors Industries Inc., 0.75%, 01/15/24	1,575	478,170
Oasis Petroleum Inc., 2.63%, 09/15/23	855	111,937
Pioneer Natural Resources Co., 0.25%, 05/15/25(a)	5,110	6,061,277
Transocean Inc., 0.50%, 01/30/23	2,825	1,092,710

		12,312,745

Pharmaceuticals — 4.8%
Aerie Pharmaceuticals Inc., 1.50%, 10/01/24(a)	1,325	1,076,563
Aphria Inc., 5.25%, 06/01/24(a)	1,725	1,378,327
Aurora Cannabis Inc., 5.50%, 02/28/24	800	416,880
Clovis Oncology Inc., 1.25%, 05/01/25	675	408,422
DexCom Inc.
0.25%, 11/15/25(a)	5,455	5,894,673
0.75%, 12/01/23	2,725	7,296,923
GSK Finance No. 3 PLC, 0.00% 06/22/23(a)(b)	1,000	1,055,760
Herbalife Nutrition Ltd., 2.63%, 03/15/24	1,600	1,687,776
Jazz Investments I Ltd.
1.50%, 08/15/24	2,897	2,724,513
2.00%, 06/15/26(a)	2,500	2,575,450
Neurocrine Biosciences Inc., 2.25%, 05/15/24	1,875	3,101,006
Pacira BioSciences Inc.
0.75%, 08/01/25(a)	1,500	1,524,375
2.38%, 04/01/22	1,250	1,372,337
Revance Therapeutics Inc., 1.75%, 02/15/27(a)	1,550	1,506,305
Sarepta Therapeutics Inc., 1.50%, 11/15/24	2,350	5,207,999
Supernus Pharmaceuticals Inc., 0.63%, 04/01/23	1,275	1,155,635
Teva Pharmaceutical Finance Co. LLC, Series C, 0.25%, 02/01/26 (Call 08/21/20)	1,710	1,681,238
Tilray Inc., 5.00%, 10/01/23	1,000	449,200

		40,513,382

Pipelines — 0.2%
Cheniere Energy Inc., 4.25%, 03/15/45 (Call 09/15/20)	2,275	1,459,959

Private Equity — 0.1%
Colony Capital Operating Co. LLC, 5.75%, 07/15/25(a)	1,000	1,155,750

Real Estate Investment Trusts — 1.7%
Apollo Commercial Real Estate Finance Inc., 4.75%, 08/23/22	1,683	1,488,815
Arbor Realty Trust Inc., 4.75%, 11/01/22(a)	1,150	1,068,937
Blackstone Mortgage Trust Inc., 4.38%, 05/05/22	1,879	1,793,318
Extra Space Storage LP, 3.13%, 10/01/35 (Call 09/05/20)(a)	1,700	1,925,590
IH Merger Sub LLC, 3.50%, 01/15/22	1,025	1,405,244
iStar Inc., 3.13%, 09/15/22	940	986,746
Spirit Realty Capital Inc., 3.75%, 05/15/21	1,875	1,879,856
Starwood Property Trust Inc., 4.38%, 04/01/23 (Call 01/01/23)	800	769,272
Two Harbors Investment Corp., 6.25%, 01/15/22	835	829,172

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Uniti Fiber Holdings Inc., 4.00%, 06/15/24(a)	$1,204	$1,328,614
VEREIT Inc., 3.75%, 12/15/20	925	925,490

		14,401,054

Retail — 2.0%
American Eagle Outfitters Inc., 3.75%, 04/15/25(a)	1,822	2,445,780
Burlington Stores Inc., 2.25%, 04/15/25(a)	3,122	3,517,807
Dick’s Sporting Goods Inc., 3.25%, 04/15/25(a)	2,404	3,622,083
Guess? Inc., 2.00%, 04/15/24	725	504,230
National Vision Holdings Inc., 2.50%, 05/15/25(a)	1,802	2,251,311
RH
0.00%, 06/15/23(b)	1,169	1,855,717
0.00%, 09/15/24(a)(b)	1,666	2,448,387

		16,645,315

Semiconductors — 6.9%
Advanced Micro Devices Inc., 2.13%, 09/01/26	925	8,940,282
Cree Inc.
0.88%, 09/01/23	1,975	2,606,921
1.75%, 05/01/26(a)	2,095	3,396,498
Inphi Corp., 0.75%, 04/15/25(a)	2,250	2,926,237
Microchip Technology Inc.
1.63%, 02/15/25	4,135	8,968,071
1.63%, 02/15/27	7,075	10,350,513
2.25%, 02/15/37	2,515	3,588,578
ON Semiconductor Corp.
1.00%, 12/01/20	2,385	2,826,845
1.63%, 10/15/23	3,050	3,805,210
Silicon Laboratories Inc., 0.63%, 06/15/25(a)	2,268	2,480,874
Synaptics Inc., 0.50%, 06/15/22	2,250	2,803,725
Teradyne Inc., 1.25%, 12/15/23	1,865	5,330,618
Veeco Instruments Inc., 2.70%, 01/15/23	725	667,044

		58,691,416

Software — 20.4%
1Life Healthcare Inc., 3.00%, 06/15/25(a)	1,392	1,388,645
Akamai Technologies Inc.
0.13%, 05/01/25	4,897	6,387,108
0.38%, 09/01/27(a)	4,225	4,867,242
Alteryx Inc.
0.50%, 08/01/24(a)	1,325	1,591,497
1.00%, 08/01/26(a)	1,450	1,779,469
Atlassian Inc., 0.63%, 05/01/23	3,939	8,632,397
Avaya Holdings Corp., 2.25%, 06/15/23	946	806,068
Bandwidth Inc., 0.25%, 03/01/26(a)	1,714	2,892,255
Bilibili Inc.
1.25%, 06/15/27(a)	2,681	3,309,748
1.38%, 04/01/26	2,045	3,743,577
Blackline Inc., 0.13%, 08/01/24(a)	2,147	2,918,439
Cloudflare Inc., 0.75%, 05/15/25(a)	2,434	3,295,879
Coupa Software Inc.
0.13%, 06/15/25	2,440	4,873,558
0.38%, 06/15/26(a)	4,300	5,388,201
Datadog Inc., 0.13%, 06/15/25(a)	2,450	3,093,003
DocuSign Inc., 0.50%, 09/15/23	2,322	7,070,490
Envestnet Inc., 1.75%, 06/01/23	1,075	1,431,255
Everbridge Inc., 0.13%, 12/15/24(a)	1,600	2,277,648
Five9 Inc., 0.50%, 06/01/25(a)	2,750	3,177,762
Guidewire Software Inc., 1.25%, 03/15/25	1,793	2,198,182
HubSpot Inc., 0.38%, 06/01/25(a)	300	334,299
j2 Global Inc. 1.75%, 11/01/26(a)	2,150	1,642,622

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Convertible Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
3.25%, 06/15/29 (Call 06/20/21)	$975	$1,015,307
MongoDB Inc., 0.25%, 01/15/26(a)	4,524	5,892,736
New Relic Inc., 0.50%, 05/01/23	1,625	1,624,285
Nice Systems Inc., 1.25%, 01/15/24	755	1,863,582
Nuance Communications Inc.
1.00%, 12/15/35 (Call 12/20/22)	2,454	3,080,629
1.25%, 04/01/25	1,200	1,812,372
1.50%, 11/01/35 (Call 11/05/21)	1,125	1,552,084
Nutanix Inc., 0.00% 01/15/23(b)	2,554	2,350,267
Pegasystems Inc., 0.75%, 03/01/25(a)	2,582	2,880,273
Pluralsight Inc., 0.38%, 03/01/24	2,615	2,428,734
RealPage Inc.
1.50%, 11/15/22	1,623	2,551,729
1.50%, 05/15/25	1,164	1,251,219
RingCentral Inc.
0.00%, 03/15/23(b)	650	2,309,632
0.00%, 03/01/25(a)(b)	3,708	4,066,267
Sailpoint Technologies Holdings Inc., 0.13%, 09/15/24(a)	1,200	1,539,972
Sea Ltd.
1.00%, 12/01/24(a)	3,750	9,243,187
2.38%, 12/01/25(a)	3,905	6,039,629
ServiceNow Inc., 0.00% 06/01/22(b)	2,775	9,029,572
Slack Technologies Inc., 0.50%, 04/15/25(a)	3,600	4,379,472
Splunk Inc.
0.50%, 09/15/23	4,673	7,086,231
1.13%, 09/15/25	3,547	5,515,727
1.13%, 06/15/27(a)	2,000	2,263,280
Tabula Rasa HealthCare Inc., 1.75%, 02/15/26(a)	1,464	1,530,510
Twilio Inc., 0.25%, 06/01/23	2,150	8,420,539
Verint Systems Inc., 1.50%, 06/01/21	1,465	1,469,996
Workday Inc., 0.25%, 10/01/22	4,425	5,969,104
Workiva Inc., 1.13%, 08/15/26(a)	725	711,305
Zynga Inc., 0.25%, 06/01/24	2,336	3,125,077

		174,102,061

Telecommunications — 1.4%
GCI Liberty Inc., 1.75%, 09/30/46 (Call 10/05/23)(a)	1,675	2,639,180
GDS Holdings Ltd., 2.00%, 06/01/25	1,125	1,864,451
Infinera Corp., 2.13%, 09/01/24	1,400	1,433,516
InterDigital Inc., 2.00%, 06/01/24	1,560	1,605,459
PagerDuty Inc., 1.25%, 07/01/25(a)	1,000	1,042,830
Viavi Solutions Inc., 1.00%, 03/01/24	1,900	2,336,734
Vonage Holdings Corp., 1.75%, 06/01/24	970	981,368

		11,903,538

Security	Par/ Shares (000)	Value

Transportation — 0.3%
Air Transport Services Group Inc., 1.13%, 10/15/24	$925	$932,298
Atlas Air Worldwide Holdings Inc., 1.88%, 06/01/24	700	758,429
Golar LNG Ltd., 2.75%, 02/15/22	1,215	992,594

		2,683,321

Trucking & Leasing — 0.1%
Greenbrier Companies Inc. (The), 2.88%, 02/01/24	640	570,822

Total Convertible Bonds — 96.7% (Cost: $695,713,457)		823,760,304

Common Stocks

Pharmaceuticals — 0.4%
Horizon Therapeutics PLC(e)	51	3,149,728

Total Common Stocks — 0.4% (Cost $1,757,345)		3,149,728

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(f)(g)	5,590	5,590,000

Total Short-Term Investments — 0.6% (Cost: $5,590,000)		5,590,000

Total Investments in Securities — 97.7% (Cost: $703,060,802)		832,500,032

Other Assets, Less Liabilities — 2.3%		19,473,110

Net Assets — 100.0%		$851,973,142

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$3,309,000	$2,281,000	(a)	$—	$—	$—	$5,590,000	5,590	$24,682	$—

(a)	Represents net amount purchased (sold).

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Convertible Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Convertible Bonds	$—	$823,197,417	$562,887	$823,760,304
Common Stocks	3,149,728	—	—	3,149,728
Money Market Funds	5,590,000	—	—	5,590,000

	$8,739,728	$823,197,417	$562,887	$832,500,032

5